Summary of Significant Accounting Policies (Narrative) (Details) $ / shares in Units, product in Thousands, ft² in Thousands, $ in Millions		12 Months Ended
		Feb. 01, 2015 USD ($) ft² product Location $ / shares	Feb. 02, 2014 USD ($) $ / shares	Feb. 03, 2013 USD ($) $ / shares
Accounts, Notes, Loans and Financing Receivable, Net, Current [Abstract]
Receivables, net		$ 1,484	$ 1,398
Summary of Significant Accounting Policies [Abstract]
Number of stores in operation | Location		2,269
Fiscal year, period
Investments classified as cash equivalents, original maturity		3 months
Percentage of merchandise inventories that are calculated using a cost method		26.00%
Recognized income tax positions are measured at the largest amount exceeding a probability of		50.00%
Gift card breakage income		$ 32	$ 30	$ 33
Services revenue		3,800	3,500	3,200
Gross advertising expense		884	865	831
Incremental and identifiable advertising co-op allowances		$ 125	114	85
Quantitative goodwill impairment assessment time interval		3 years
Goodwill Impairment	[1]	$ 0	0	97
Impairment of intangible assets, (excluding Goodwill)		$ 0	$ 0	$ 0
Per share weighted average fair value of stock options granted | $ / shares		$ 14.13	$ 13.10	$ 9.86
UNITED STATES [Member]
Summary of Significant Accounting Policies [Abstract]
Number of stores in operation | Location		1,977
CANADA [Member]
Summary of Significant Accounting Policies [Abstract]
Number of stores in operation | Location		181
MEXICO [Member]
Summary of Significant Accounting Policies [Abstract]
Number of stores in operation | Location		111
Average Store Size [Member]
Summary of Significant Accounting Policies [Abstract]
Approximate average square footage of warehouse-style stores | ft²		104
Average Garden Center Size [Member]
Summary of Significant Accounting Policies [Abstract]
Approximate average square footage of warehouse-style stores | ft²		24
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable, Net, Current [Abstract]
Receivables, net		$ 68	$ 57
Minimum [Member]
Summary of Significant Accounting Policies [Abstract]
Approximate number of different types of inventory held at stores | product		30
Maximum [Member]
Summary of Significant Accounting Policies [Abstract]
Approximate number of different types of inventory held at stores | product		40
Maximum [Member] | Other Intangible Assets [Member]
Summary of Significant Accounting Policies [Abstract]
Finite-Lived Intangible Asset, Useful Life		10 years

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.